Revenue (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue [abstract]
Within one year	$ 23,959,440	$ 23,959,440	$ 23,869,847
After one year but not more than 5 years	61,895,220	71,878,320	95,837,760
Operating lease commitments	$ 85,854,660	$ 95,837,760	$ 119,707,607